STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,212,630	$ 657,915	$ 613,993
Reclassification of pension activity	0	15,462	0
Total other comprehensive income (loss)	16,677	(5,569)	6,547
Equity at end of period	1,286,674	1,212,630	657,915
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	8,631	(2,578)	0
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	48,448	14,085	(2,578)
Gross amounts reclassified from accumulated other comprehensive loss	(22,447)	(3,739)	0
Tax reclassified from accumulated other comprehensive loss	5,785	863	0
Reclassification of pension activity		0
Total other comprehensive income (loss)	31,786	11,209	(2,578)
Equity at end of period	40,417	8,631	(2,578)
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(59,822)	(77,445)	(65,065)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	21,530	1,857	(13,451)
Gross amounts reclassified from accumulated other comprehensive loss	1,548	378	1,295
Tax reclassified from accumulated other comprehensive loss	(194)	(74)	(224)
Reclassification of pension activity		15,462
Total other comprehensive income (loss)	22,884	17,623	(12,380)
Equity at end of period	(36,938)	(59,822)	(77,445)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(74,728)	(48,780)	(66,539)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(38,329)	(27,669)	17,759
Gross amounts reclassified from accumulated other comprehensive loss	5,445	1,721	0
Tax reclassified from accumulated other comprehensive loss	0	0	0
Reclassification of pension activity		0
Total other comprehensive income (loss)	(32,884)	(25,948)	17,759
Equity at end of period	(107,612)	(74,728)	(48,780)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(125,919)	(128,803)	(131,604)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	31,649	(11,727)	1,730
Gross amounts reclassified from accumulated other comprehensive loss	(15,454)	(1,640)	1,295
Tax reclassified from accumulated other comprehensive loss	5,591	789	(224)
Reclassification of pension activity		15,462
Total other comprehensive income (loss)	21,786	2,884	2,801
Equity at end of period	$ (104,133)	$ (125,919)	$ (128,803)